Common and Preferred Stock (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Summary of Preferred Stock Undeclared Dividends in Arrears

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000's)
Common Stock Dividends:*
	4/30/2015	$0.050	$0.050
	7/31/2015	0.055	0.055
	10/31/2015	0.060	0.060
For the year ended December 31, 2015		$0.165	$0.165
Preferred Stock Dividends:
	3/31/2017	$ 0.68	$—
	6/30/2017	0.68	—
	9/30/2017	0.68	—
	12/31/2017	$ 0.68	$1,912
For the year ended December 31, 2017		$0.68	$1,912
	3/31/2018	$ 0.68	$1,912
	6/30/2018	0.68	1,912
	9/30/2018	0.68	1,912
	12/31/2018	0.80	2,249
For the year ended December 31, 2018		$ 2.84	$7,985
	3/31/2019	$ 0.80	$2,250
	6/30/2019	0.80	2,249
	9/30/2019	0.80	2,249
	12/31/2019	0.80	2,249
For the year ended December 31, 2019		$3.20	$8,997
	3/31/2020	$ 0.80	$2,250
	6/30/2020	0.80	2,249
	9/30/2020	0.80	2,249
	12/31/2020	0.80	2,249
For the year ended December 31, 2020		$3.20	$8,997
	3/31/2021	$ 0.80	$2,250
	6/30/2021	0.80	2,249
	9/30/2021	0.80	2,249
	12/31/2021	0.80	2,249
For the year ended December 31, 2021		$3.20	$8,997
	3/31/2022	0.80	2,250
	6/30/2022	0.80	2,249

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000's)
	9/30/2022	0.80	2,249
	12/31/2022	0.80	2,249
For the year ended December 31, 2022		$3.20	$8,997
	3/31/2023	$0.80	$2,249
	6/30/2023	—	—
	9/30/2023	—	—
	12/31/2023	—	—
For the year ended December 31, 2023		$0.80	$2,249
	3/31/2024	—	—
	6/30/2024	—	—
	9/30/2024	—	—
	12/31/2024	—	—
For the year ended December 31, 2024		$—	$—